Note S - Subsequent Events (Details) (USD $)	9 Months Ended				1 Months Ended		1 Months Ended			0 Months Ended	1 Months Ended			0 Months Ended	1 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 25, 2013 Subsequent Event [Member] Placement Agent Warrant [Member] Private Investor SPA [Member]	Feb. 26, 2013 Subsequent Event [Member] Continuing Nonpayment Default [Member]	Feb. 26, 2013 Subsequent Event [Member] InterDigital SPA [Member]	Feb. 26, 2013 Subsequent Event [Member] Private Investor SPA [Member]	Oct. 25, 2013 Subsequent Event [Member] Private Investor SPA [Member]	Nov. 08, 2013 Subsequent Event [Member] July Private Investor SPA [Member]	Oct. 25, 2013 Subsequent Event [Member] July Private Investor SPA [Member]	Feb. 26, 2013 Subsequent Event [Member]	Oct. 25, 2013 Subsequent Event [Member] Maximum [Member] Rights [Member] Private Investor SPA [Member]	Feb. 26, 2013 Private Investor SPA [Member]	Jul. 23, 2013 July Private Investor SPA [Member]
Note S - Subsequent Events (Details) [Line Items]
Proceeds from Issuance of Common Stock	$ 1,952,693											$ 900,000
Common Stock, Shares, Issued (in Shares)	90,782,912	78,155,413	78,155,413				4,026,935	5,000,000
Sale of Stock, Price Per Share (in Dollars per share)							$ 0.10	$ 0.10	$ 0.15	$ 0.2684	$ 0.2722		$ 0.15
Stock Issued During Period, Value, New Issues							402,693	500,000							1,050,000
Share Price (in Dollars per share)												$ 0.10
Debt Instrument, Face Amount												497,307
Debt Instrument, Interest Rate, Stated Percentage						9.00%						7.00%
Repayments of Debt												1,425,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					1,971,786				24,647,337
Class of Warrant or Right, Outstanding		8,250,000	8,250,000	10,261,615					24,647,337						3,500,006
Proceeds from Issuance of Warrants (in Dollars)									$ 3,697,100
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)									0.25						0.40
Commission Fees Relatedto Letter Agreement					8.00%
Stock Issued During Period, Shares, New Issues										54,614	357,452			5,000,000	3,500,006